FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK AND CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Sep. 30, 2011
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK AND CONCENTRATIONS OF CREDIT RISK
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK AND CONCENTRATIONS OF CREDIT RISK

19.               FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK AND CONCENTRATIONS OF CREDIT RISK

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers by issuing commitments to extend credit.  Such commitments are agreements to lend to a customer provided there is no violation of any condition established in the contract. These commitments generally have fixed expiration dates or other termination clauses and may require the borrower to pay a fee. The Company evaluates each customer’s creditworthiness on a case-by-case basis.

At September 30, 2011, the Company had firm commitments to originate loans of approximately $111.7 million, of which $68.2 million were committed to be sold.  Of the remaining $43.5 million, $480,000 were in the process of being committed and $43.1 million were commercial loans originated for portfolio. At September 30, 2010, the Company had firm commitments to originate loans of approximately $115.2 million, of which $70.8 million were committed to be sold.  Of the remaining $44.4 million, $5.9 million were in the process of being committed and $38.0 million were commercial loans originated for portfolio.  Additionally, the Company had outstanding commitments to borrowers under unused equity lines of credit, commercial lines of credit and consumer lines of credit totaling $123.5 million, $71.3 million and $133,000, respectively, at September 30, 2011 compared to $145.2 million, $61.3 million and $32,000, respectively, at September 30, 2010.

At September 30, 2011 and 2010, the Company had loans receivable held for sale totaling $100.7 million and $253.6 million, respectively, substantially all of which were under firm commitments to be sold on a best-efforts basis.  Any unrealized loss on these commitment obligations is considered in conjunction with the Company’s lower of cost or market valuation of its loans held for sale.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  These standby letters of credit are primarily issued for a fee to support contractual obligations of the Company’s customers.  The credit risk involved with issuing letters of credit is essentially the same as the risk involved in extending loans to customers. At September 30, 2011, the Company had 48 letters of credit totaling approximately $4.8 million due to expire no later than July 2019 compared to 54 letters of credit totaling approximately $8.7 million due to expire no later than July 2019 at September 30, 2010.